Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2011
Concentrations of Credit Risk
Schedule of the customers accounting for 10% or more of total net revenues from commissions and fees

	Year ended December 31,
	2009	% of sales	2010	% of sales	2011	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	225,834	21%	275,785	22%	331,556	22%
China Pacific Property Insurance Co., Ltd.	196,481	18%	202,215	16%	184,717	12%
Ping An Property & Casualty Insurance Company of China, Ltd.	139,979	13%	156,091	13%	181,088	12%
	562,294	52%	634,091	51%	697,361	46%

Schedule of the customers who accounted for 10% or more of accounts receivable

	As of December 31,
	2010	%	2011	%
	RMB		RMB
PICC	34,572	14%	31,982	18%
Aviva-Cofco Life Insurance Co., Ltd.	62,509	26%	17,021	10%
	97,081	40%	49,003	28%